Angel Oak Mortgage Trust 2023-3 ABS-15G

Exhibit 99.49

Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
2023030681	XXX	Monthly Hazard Insurance Premium	propertyInsurancePage	XXX	XXX	Subject is a XXX unit. HOI is XXX different policies for a total of $XXX annually
2023030681	XXX	Property Type	propertyValuationPage	XXX	XXX	Per appraisal XXX unit property
2023030674	XXX	Property Type	propertyValuationPage	XXX	XXX	Per appraisal XXX unit property
2023030674	XXX	Calculated DSCR	diligenceFinalLookPage	XXX	XXX	XXX units. XXX vacant. Seems lender is using rents for XXX units only.
2023030672	XXX	Qualifying FICO	creditLiabilitiesPage	XXX	XXX	XXX is lowest mid score for both borrowers, mathes FICO onXXX . XXX is BXXX mid score
2023030651	XXX	Calculated DSCR	diligenceFinalLookPage	XXX	XXX	DSCR Ratio verified. Lender is using a higher PITIA and less rent per ratio wksht
2023030658	XXX	Calculated DSCR	diligenceFinalLookPage	XXX	XXX	No Ratio Loan
2023030693	XXX	Borrower 1 Self-Employment Flag	employmentIncomePage	No	XXX	No income - DSCR loan
2023030695	XXX	Calculated DSCR	diligenceFinalLookPage	XXX	XXX	True data based on PITIA vs. rent from appraisal.
2023030694	XXX	Borrower 1 Self-Employment Flag	employmentIncomePage	No	XXX	No income - DSCR loan